As filed pursuant to Rule 497

under the Securities Act of 1933

Registration No. 333-63730

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY

OF NEW YORK

VARIABLE ACCOUNT A

Supplements to the:

ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY PROSPECTUS

Dated May 2, 2005

ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY PROSPECTUS

Dated May 2, 2005

ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY PROSPECTUS

Dated May 2, 2005

Effective on or about December 31, 2005, the Ovation, Ovation Advisor, and Ovation Plus variable annuities will no longer be offered for new sales.

Date: July 19, 2005

Please keep this Supplement with your Prospectus.